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                                                                  June 27, 2008

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-effective amendments under Rule 485(b) under the Securities Act of
    1933 to Form N-4 registration statements

Dear Ms. Samuel:

This letter responds to your comments on Rule 485(a) filings we made last month, primarily to add a Beneficiary Income Option ("BIO") to Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven and a Lifetime Income Accelerator option ("LIA") to Highest Daily Lifetime Seven. We summarize your comments and our responses below.

   1. Comment: There are so many defined terms in the introduction to the supplement that it is necessary to either define each term or add language directing the reader to the Glossary of Terms in the prospectus.

   Our response: We have added the reference to the Glossary of Terms in the prospectus.

   2. Comment: For each of BIO and LIA, you asked that we add disclosure in the introduction describing the benefit and the kind of customer for whom each such benefit might be appropriate.

   Our response: For BIO, we have added the following disclosure: "The Highest Daily Lifetime Seven with Beneficiary Income Option and the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option allow the beneficiary to continue to withdraw the Annual Income Amount until the Protected Withdrawal Value is depleted. Thus, the option may be appropriate for an Annuity Owner who wants to provide an additional death benefit option to his/her beneficiary."

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   For LIA, we have added the following disclosure: "The Highest Daily Lifetime
   Seven with Lifetime Income Accelerator provides a benefit under which the Annuity Owner may withdraw double the Annual Income Amount once he/she meets the benefit's eligibility requirements (e.g., being confined to a qualified nursing facility or being unable to perform two daily life activities as defined below). Thus, this benefit may be appropriate for an Annuity Owner who may meet these requirements at a future date."

   3. Comment: with respect to each of BIO and LIA, you asked that we present the fee for the benefit in the same format that is used in the full prospectus. For example, we should present the fees in the form of a table with one column for the optional benefit charge and other columns showing the total fee when the optional benefit is added to each Annuity. You stated that whenever there is a reference to the fee, the maximum fee must be stated first, followed by the current fee. You also asked for a reference to the table of fees in the prospectus. You requested that the parentheses around the 2.00% maximum should be removed.

   Our response: We have done so.

   4. Comment: You asked us to number the language on page 2, which begins with
      "We added as a new line item...." so that it is easier for the reader to identify the beginning of a new revision.

   Our response: We have done so.

   5. Comment: You asked whether someone who had elected Highest Daily Lifetime Seven could change to elect Highest Daily Lifetime Seven with BIO and/or LIA. You requested that we disclose the parameters around the ability to elect BIO/LIA and the impact it would have on the Protected Withdrawal Value. You requested that we disclose the transition period and its implications on the customer who chooses to add the BIO or LIA benefits.

   Our response: Using the BIO disclosure as an example, we have added the following language: "If you terminate your Highest Daily Lifetime Seven with Beneficiary Income Option benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven benefit and will begin new guarantees under the Highest Daily Lifetime Seven with BIO benefit based on the Account Value as of the date the new benefit becomes active." We also added language to disclose that if the owner had elected Highest Daily Lifetime Seven, he or she could add the BIO or LIA feature during the transition period which is 90 days from the date the rider is approved by their state. We also disclosed that they could add the BIO or LIA feature each contract anniversary in accordance with the terms of the prospectus.

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   6. Comment: You requested that we add language to clarify what the annual charge in the footnote (1.25% annual charge) was imposed against. You asked that we make similar changes throughout the supplement so that any time a charge is listed, it is clear what the charge is imposed against, i.e. Account Value, Sub-accounts, etc.

   Our response: We have added "of amounts invested in the Sub-accounts" as applicable.

   7. Comment: You requested that any state variations in the LIA and BIO benefits be disclosed. You requested that we delete the sentence:
      "Certain terms and conditions may differ between jurisdictions once approved."

   Our response: There are no state variations in the LIA and BIO benefits.

   8. With respect to LIA, you asked that we revise the "if you are eligible" language to "meet the conditions set forth below".

   Our response: We have done so.

   9. Regarding the sentence: "Since this fee is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone."; if it applies to BIO and Spousal BIO, add to those sections and bold in each case.

   Our response: We have done so.

   10.With respect to LIA, you asked us to make the same change regarding the "one or both" language that we made in the XTra Credit Eight product and clarify the disclosure dealing with (a) the conditions for eligibility and (b) our reassessments of eligibility. Specifically, you requested that we disclose that if a person is determined to be no longer eligible through a reassessment, that we would not retroactively reduce their LIA benefit. You also asked that we disclose when the person's LIA benefit would begin if they met the eligibility requirements, i.e. if they meet requirements on the 17/th/ of the month, does benefit begin the next day, the next month, the next quarter?

   Our response: We have made the appropriate changes and disclosures.

   11.You asked us to add the first table of Permitted Portfolios to the disclosure concerning Optional Allocation and Rebalancing Program.

   Our response: We have added the table requested. We have also modified some of the funds listed to add new funds and change names to conform to changes we are making in available funds. Specifically, at the same time that we plan to introduce

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   these optional benefits, we also plan to introduce various changes to the underlying funds (e.g., fund mergers, fund investment objective changes, and new underlying funds). These fund-related changes are extensive, and therefore will be disclosed in separate supplements. The fund-related changes set forth in the separate supplements are eligible for filing under Rule 485(b). We plan to file these "fund supplements" at the same time as the instant "benefits supplement."

   12.We also made a correction to Section C which contained an error referring to Lifetime Five instead of Lifetime Seven.

The instant Rule 485(b) filings pertain to the following Form N-4 registration statements:

   . Pruco Life Insurance Company's Prudential Premier Series (file nos. 333-130989 and 333-144639); and

   . Pruco Life Insurance Company of New Jersey's Prudential Premier Series (file nos. 333-131035 and 333-144657); and

   . Prudential Annuities Life Assurance Corporation's ASAP III (333-96577), Advisors Choice 2000 (333-08853), APEX II (333-71654), ASL II
       (333-71672), and XTra Credit SIX (333-71834). Please note that the supplement also will added to the prospectus for Optimum, Optimum Four, and Optimum Plus (the LPL private label version of ASAP III, APEX II, and Optimum Plus, respectively).

In addition, we will be adding the supplement to the applicable companion Form S-3s set forth below, and seeking acceleration of the effective date of each such Form S-3 to June 30, 2008 or as soon as possible thereafter:

   .   333-24989

   .   333-136996

With respect to the Form S-3 registration statements, Prudential Annuities Life Assurance Corporation (the "Corporation") acknowledges that:

   . Should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the instant filings effective, it does not foreclose the Commission from taking any action with respect to the filings;

   . The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective, does not relieve the Corporation from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

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   .   The Corporation may not assert a declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As counsel to the registrants, I represent that there is no disclosure in the Rule 485(b) filings that would render the filings ineligible to rely on Rule 485(b).

We appreciate your attention to these filings.

                                                  Sincerely,

                                                  /s/ C. Christopher Sprague
                                                  ------------------------------
                                                  C. Christopher Sprague

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